Related party transactions - Lease balances and transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total operating lease assets	¥ 94,178	¥ 0
Total operating lease liabilities	93,748	0
Total	1,578	0	¥ 0
Ziroom
Related Party Transaction [Line Items]
Total operating lease assets	48	0
Operating lease liabilities, current	49	0
Total	49	0	0
Yuanjing Mingde
Related Party Transaction [Line Items]
Total operating lease assets	94,130	0
Operating lease liabilities, current	9,619	0
Operating lease liabilities, noncurrent	84,080	0
Total	¥ 1,529	¥ 0	¥ 0